Fair Value Measurements	11 Months Ended
Dec. 29, 2013
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy consists of three levels to prioritize the inputs used in valuations, as defined below:
Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets.
Level 2: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3: Unobservable inputs for the asset or liability.
As of December 29, 2013, April 28, 2013 and April 29, 2012, the fair values of the Company’s assets and liabilities measured on a recurring basis are categorized as follows:

	Successor				Predecessor
	December 29, 2013				April 28, 2013				April 29, 2012
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(In thousands)
Assets:
Derivatives(a)	$—	$315,361	$—	$315,361	$—	$68,892	$—	$68,892	$—	$90,221	$—	$90,221
Total assets at fair value	$—	$315,361	$—	$315,361	$—	$68,892	$—	$68,892	$—	$90,221	$—	$90,221
Liabilities:
Derivatives(a)	$—	$206,134	$—	$206,134	$—	$79,871	$—	$79,871	$—	$15,379	$—	$15,379
Earn-out(b)	—	—	—	—	—	—	—	—	—	—	46,881	46,881
Total liabilities at fair value	$—	$206,134	$—	$206,134	$—	$79,871	$—	$79,871	$—	$15,379	$46,881	$62,260

(a)
Foreign currency derivative contracts are valued based on observable market spot and forward rates and classified within Level 2 of the fair value hierarchy. Interest rate swaps are valued based on observable market swap rates and classified within Level 2 of the fair value hierarchy. Cross-currency interest rate swaps are valued based on observable market spot and swap rates and classified within Level 2 of the fair value hierarchy. Cross-currency swaps are valued based on observable market spot and swap rates and classified within Level 2 of the fair value hierarchy. The total rate of return swap is valued based on observable market swap rates and the Company's credit spread, and is classified within Level 2 of the fair value hierarchy.

(b)
The Company acquired Foodstar in China in Fiscal 2011. Consideration for this acquisition included a potential earn-out payment in 2014 contingent upon certain net sales and EBITDA (earnings before interest, taxes, depreciation and amortization) targets during Fiscals 2013 and 2014. The fair value of the earn-out was estimated using a discounted cash flow model and is based on significant inputs not observed in the market and thus represents a Level 3 measurement. Key assumptions in determining the fair value of the earn-out include the discount rate, and revenue and EBITDA projections for Fiscals 2013 and 2014. As of April 29, 2012 there were no significant changes to the fair value of the earn-out recorded for Foodstar at the acquisition date. During the third quarter of Fiscal 2013, the Company renegotiated the terms of the earn-out agreement in order to give the Company additional flexibility in the future for growing its business in China, one of its largest and most important emerging markets. This renegotiation resulted in the settlement of the earn-out for a cash payment of $60.0 million (see Note 5 for additional information).

There have been no transfers between Levels 1, 2 and 3 in Fiscals 2013 and 2012.
As a result of classifying the LongFong business as held for sale, the Company took a non-cash impairment charge of $36.0 million to goodwill during the third quarter Fiscal 2013. This charge reduced the Company's carrying value to the estimated fair value of the anticipated sale, which is based on unobservable inputs and thus represents a Level 3 measurement. The remaining carrying value at April 28, 2013 was not material. See Note 6 for further information.
The Company recognized $50.9 million of non-cash asset write-downs during Fiscal 2012 related to six factory closures. These factory closures are directly linked to the Company's Fiscal 2012 productivity initiatives (see Note 7). These charges reduced the Company's carrying value in the assets to the estimated fair value, the remainder of which was not material.

The aggregate fair value of the Company's long-term debt, including the current portion, was $14.65 billion as compared with the carrying value of $14.73 billion at December 29, 2013, $5.35 billion as compared with the carrying value of $4.87 billion at April 28, 2013, and $5.70 billion as compared with the carrying value of $4.98 billion at April 29, 2012. The Company's debt obligations are valued based on market quotes and are classified within Level 2 of the fair value hierarchy.